Consolidated Statement of Financial Position ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Assets
Property, plant and equipment	₨ 8,636,012	$ 124,850	₨ 7,213,421
Intangible assets	576,519	8,335	582,512
Lease prepayments	1,322,748	19,123	1,344,845
Other assets	1,831,937	26,484	1,108,532
Deferred contract costs	30,626	443	0
Other investments	194,639	2,814	145,718
Deferred tax assets	236,046	3,411	0
Total non-current assets	12,828,527	185,460	10,395,028
Inventories	1,715,314	24,798	645,848
Trade and other receivables, net	12,627,440	182,553	10,713,886
Contract assets	33,634	486	0
Deferred contract costs	82,405	1,191	0
Prepayments for current assets	400,883	5,796	419,221
Restricted cash	313,057	4,526	296,275
Cash and cash equivalents	1,934,918	27,973	1,991,846
Total current assets	17,107,651	247,323	14,067,076
Total assets	29,936,178	432,783	24,462,104
Equity
Share capital	1,804,258	26,084	1,518,413
Share premium	19,352,084	279,770	18,694,030
Share based payment reserve	306,080	4,425	309,695
Other components of equity	54,613	790	33,635
Accumulated deficit	(10,738,207)	(155,241)	(11,550,820)
Total equity attributable to equity holders of the Company	10,778,828	155,828	9,004,953
Liabilities
Finance lease obligations, other than current installments	27,027	391	96,879
Borrowings	3,328,544	48,120	2,013,688
Employee benefits	170,811	2,469	147,480
Contract liabilities	1,022,385	14,780	0
Other liabilities	172,423	2,493	983,152
Total non-current liabilities	4,721,190	68,253	3,241,199
Finance lease obligations, current installments	69,852	1,010	89,086
Borrowings	3,329,767	48,138	1,472,177
Bank overdraft	1,553,203	22,454	2,121,537
Trade and other payables	8,149,536	117,817	7,361,091
Contract liabilities	1,333,802	19,283	0
Deferred income	0	0	1,172,061
Total current liabilities	14,436,160	208,702	12,215,952
Total liabilities	19,157,350	276,955	15,457,151
Total equity and liabilities	₨ 29,936,178	$ 432,783	₨ 24,462,104